B9 Other current liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Other Current Liabilities

Other current liabilities

	2018	2017 1)
Accrued interest	656	383
Accrued expenses	32,258	29,196
Of which employee-related	12,774	8,935
Of which supplier-related	10,920	10,491
Of which other 2)	8,564	9,770
Derivatives with a negative value 3)	887	926
Other 4)	5,090	4,800

Total	38,891	35,305

1)	2017 is restated due to implementation of IFRS 15 “Revenue from Contracts with Customers,” for more information see Note A3, “Changes in accounting policies.”
2)	Major balance relates to accrued expenses for customer projects.
3)	See Note F1, “Financial risk management.”
4)	Includes items such as VAT and withholding tax payables and other payroll deductions, and liabilities for goods received where the related invoice has not yet been received.